Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In August 2019, the Company issued an aggregate of 2,875,000 ordinary shares (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000. On October 17, 2019, the Company effected a share dividend of 0.2 of a share for each ordinary share in issue, resulting in the Sponsor holding an aggregate of 3,450,000 Founder Shares.

The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until (i) with respect to 50% of the Founder Shares, the earlier of one year after the completion of a business combination and the date on which the closing price of the ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a business combination and (ii) with respect to the remaining 50% of the Founder Shares, one year after the completion of a business combination, or earlier, in either case, if, subsequent to a business combination, the Company completes a liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on October 17, 2019 through the earlier of the consummation of a business combination or the Company’s liquidation, to pay Ampla Capital, LLC, an affiliate of the Company’s Chief Financial Officer a monthly fee of approximately $3,000 for general and administrative services, including office space, utilities and secretarial support. For the three and six months ended June 30, 2021 and 2020, respectively, the Company incurred and paid $18,000 in fees for these services.

Promissory Note — Related Party

The Company’s Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering. The Promissory Note (“Promissory Note”) was non-interest bearing, unsecured and due on the earlier of March 31, 2020 or the closing of the Initial Public Offering. The Promissory Note, in the outstanding amount of $93,798, was repaid upon the consummation of the Initial Public Offering on October 22, 2019. As of June 30, 2021 and December 31, 2020, no amounts under the Promissory Note were outstanding nor could the promissory note be drawn upon.

Related Party Loans

In order to finance transaction costs in connection with a business combination, the Initial Shareholders, the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would either be paid upon consummation of a business combination, without interest, or, at the lender’s discretion, up to $1,000,000 of the Working Capital Loans may be converted into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Warrants. In the event that a business combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of June 30, 2021, and December 31, 2020, respectively, there are no amounts outstanding.

On December 14, 2020, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $500,000 (the “Convertible Note”). The Convertible Note is non-interest bearing and payable upon the date on which the Company consummates a business combination. If the Company does not consummate a business combination, the Company may use a portion of any funds held outside the Trust Account to repay the Convertible Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $500,000 of the Convertible Note may be converted into warrants at a price of $1.00 per warrant at the option of the Sponsor. The warrants, if issued, will be identical to the Private Warrants. As of June 30, 2021 and December 31, 2020, the outstanding balance under the Convertible Note amounted to an aggregate of $500,000 and $500,000, respectively. As of June 30, 2021, the aggregate fair market value of the Convertible Note was $1,350,000 (see Note 9).

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In August 2019, the Company issued an aggregate of 2,875,000 ordinary shares (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000. On October 17, 2019, the Company effected a share dividend of 0.2 of a share for each ordinary share in issue, resulting in the Sponsor holding an aggregate of 3,450,000 Founder Shares. The Founder Shares include an aggregate of up to 450,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the initial shareholders will collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Representative Shares (as defined in Note 7)). As a result of the underwriters’ election to fully exercise their over-allotment option, 450,000 Founder Shares are no longer subject to forfeiture.

The initial shareholders have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until (i) with respect to 50% of the Founder Shares, the earlier of one year after the completion of a Business Combination and the date on which the closing price of the ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination and (ii) with respect to the remaining 50% of the Founder Shares, one year after the completion of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on October 17, 2019 through the earlier of the consummation of a Business Combination or the Company’s liquidation, to pay Ampla Capital, LLC, an affiliate of the Company’s Chief Financial Officer a monthly fee of approximately $3,000 for general and administrative services, including office space, utilities and secretarial support. For the year ended December 31, 2020 and for the period from July 30, 2019 (inception) through December 31, 2019, the Company incurred and paid $36,000 and $9,000 in fees for these services, respectively.

Promissory Note — Related Party

The Company’s Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering. The Promissory Note  ("Promissory Note") was non-interest bearing, unsecured and due on the earlier of March 31, 2020 or the closing of the Initial Public Offering. The Promissory Note, in the outstanding amount of $93,798, was repaid upon the consummation of the Initial Public Offering on October 22, 2019.

As of December 31, 2020 and 2019, there were no amounts under the Promissory Note were outstanding.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Initial Shareholders, the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would either be paid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,000,000 of the Working Capital Loans may be converted into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Warrants. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

On December 14, 2020, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $500,000 (the "Note"). The Note is non-interest bearing and payable upon the date on which the Company consummates a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Promissory Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $500,000 of the Note may be converted into warrants at a price of $1.00 per warrant at the option of the Sponsor. The warrants would be identical to the Private Warrants. As of December 31, 2020, the outstanding balance under the Note amounted to an aggregate of $500,000.

SHAPEWAYS, INC
Related Party Transactions

Note 13. Related Party Transactions

During 2012, the Company signed a $175 promissory note with an officer of the Company, bearing interest equal to the greater of (a) 0.88% per annum or (b) the mid-term Applicable Federal Rate under Section 1274(d) of the Internal Revenue Code in effect during the time the note is outstanding. The average interest rates for the six months ended June 30, 2021 and 2020 were 0.78% and 2.14%, respectively. On May 12, 2020, the promissory note was amended to extend the maturity date such that the remainder of the principal and accrued interest be due and payable on August 10, 2021. The promissory note is secured by the assets of the borrower. The aggregate principal balance and accrued interest due as of June 30, 2021 and December 31, 2020 is $151, respectively. Interest earned by the Company totaled $1 for the six months ended June 30, 2021 and 2020, respectively.

Note 14. Related Party Transactions

During 2012, the Company signed a $175 promissory note with an officer of the Company, bearing interest equal to the greater of (a) 0.88% per annum or (b) the mid-term Applicable Federal Rate under Section 1274(d) of the Internal Revenue Code in effect during the time the note is outstanding. Interest rates for the years ended December 31, 2020 and 2019 were 0.78% and 2.14%, respectively. On August 25, 2017, the Company and the officer amended the terms of the promissory to extend the maturity date to August 10, 2020. On July 28, 2020, the Company and the officer again amended the terms of the promissory note to extend the maturity date such that the remainder of the principal and accrued interest be due and payable on August 10, 2021. The promissory note is secured by the assets of the borrower. The aggregate principal balance and accrued interest due as of December 31, 2020 and 2019 is $151 and $200, respectively. For the years ended December 31, 2020 and 2019, interest earned by the Company amounted to $1 and $4, respectively.